Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions	6. Related Party Transactions In February 2014, the Company issued 160,000 shares of common stock to related parties in settlement of $240,000 in related party liabilities for consulting services.

Note 5 – Related party transactions

The Company incurred consulting fees with a former employee who is a current board member and consulting fees with another founder of the Company during the years December 31, 2013 and 2012. For the years ended December 31, 2013 and 2012, the Company owed these individuals approximately $240,000 and $195,000, respectively. For the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013, expenses charged to the related parties were approximately $45,000, $55,000 and $240,000, respectively. In February 2014, the Company issued 160,000 shares of common stock to the related parties in exchange for cancellation of $240,000 in related party liabilities for consulting services.